Accounts Receivable	12 Months Ended
Oct. 31, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

Note 3 — ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	October 31, 2024	October 31, 2023
Accounts receivable	$7,582,530	$983,784

Approximately $7.6 million or substantially all of the accounts receivable balance as of October 31, 2024 was collected as of January 31, 2025.